Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$82,403	$52,644	$55,599	$59,165	$59,791	$—	$309,602
Gas supply and service agreements (ii)	66,264	46,673	36,621	35,482	32,070	82,509	299,619
Service agreements	38,335	38,151	35,019	35,734	35,955	518,193	701,387
Capital projects	35,842	7,571	71	71	71	18	43,644
Operating leases	5,863	5,319	4,866	4,754	4,793	106,210	131,805
Total	$228,707	$150,358	$132,176	$135,206	$132,680	$706,930	$1,486,057

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2015. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.